Summary Of Share Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding at beginning of year	29,381,636	30,341,636	31,961,636
Granted	0	0	0
Exercised	0	0	0
Forfeited or expired	(1,800,000)	(960,000)	(1,620,000)
Outstanding at end of year	27,581,636	29,381,636	30,341,636	31,961,636
Exercisable	27,581,636
Vested	27,581,636
Weighted average exercise price per option
Outstanding at beginning of year	$ 0.259	$ 0.259	$ 0.258
Granted	0	0	0
Exercised	0	0	0
Forfeited or expired	0	0	0
Outstanding at end of year	0.259	$ 0.259	$ 0.259	$ 0.258
Exercisable	0.259
Vested	$ 0.259
Weighted average remaining contractual life
Outstanding	4 years 6 months	5 years 6 months	6 years 6 months	7 years 6 months
Exercisable	4 years 6 months
Vested	4 years 6 months